Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net loss per share from continuing operations – diluted	$ 0.011	$ 0.04
Net loss per share from discontinued operations – diluted		$ 0.01
Weighted average shares outstanding – diluted (in Shares)	398,123,569	208,480,999